Accrued liabilities and provisions (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period		$ 6,537,449	$ 5,917,870		$ 6,077,347
Increase in abandonment costs		1,062,280	39,634		404,797
Additions (reversals)		307,646	197,934		(714,393)
Uses		(396,992)	(93,824)		(104,263)
Financial cost		186,518	379,524		317,275
Foreign currency translation		63,225	(300)		(17,817)
Transfers		(6,114)	96,611	[1]	(45,076)	[1]
Balance End Period		7,754,012	6,537,449		5,917,870
Current		814,409	558,828		821,954
Non–current		6,939,603	5,978,621		5,095,916
Asset retirement obligation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period		5,527,324	5,064,660		4,452,369
Increase in abandonment costs		1,062,280	39,634		404,797
Additions (reversals)		71,015	110,587		18,285
Uses		(182,130)	(66,469)		(68,460)
Financial cost		186,518	379,891		317,448
Foreign currency translation		54,610	(979)		(14,703)
Transfers		(342)	0	[1]	(45,076)	[1]
Balance End Period		6,719,275	5,527,324		5,064,660
Current		549,678	199,824		330,057
Non–current		6,169,597	5,327,500		4,734,603
Litigation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period		182,966	209,932		99,798
Increase in abandonment costs		0	0		0
Additions (reversals)		61,851	(19,185)		44,120
Uses		(114,647)	(7,742)		(4,585)
Financial cost		0	0		0
Foreign currency translation		(2,368)	(39)		(355)
Transfers		143	0	[1]	70,954	[1]
Balance End Period		127,945	182,966		209,932
Current		88,623	159,881		146,767
Non–current		39,322	23,085		63,165
Environmental contingencies and others [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period		827,159	643,278		822,694
Increase in abandonment costs		0	0		0
Additions (reversals)		174,780	106,532		(74,312)
Uses		(100,215)	(19,613)		(31,218)
Financial cost		0	(367)		(173)
Foreign currency translation		10,983	718		(2,759)
Transfers		(5,915)	96,611	[1]	(70,954)	[1]
Balance End Period		906,792	827,159		643,278
Current		176,108	199,123		345,130
Non–current		$ 730,684	628,036		298,148
Comuneros provision [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period			$ 0		702,486
Increase in abandonment costs					0
Additions (reversals)					(702,486)
Uses					0
Financial cost					0
Foreign currency translation					0
Transfers	[1]				0
Balance End Period					0
Current					0
Non–current					$ 0

[1]	Mainly includes transfers to liabilities associated with assets held for sale.